Other Current Assets and Other Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other Current Assets	Other Current Assets:

	2018		2017
Prepaid expenses	Ps.	1,876	Ps.	1,849
Agreements with customers		146		192

	Ps. 2,022		Ps. 2,041

Summary of Prepaid Expenses

Prepaid expenses as of December 31, 2018 and 2017 are as follows:

	2018		2017
Advances for inventories	Ps.	1,311	Ps.	1,243
Advertising and promotional expenses paid in advance		509		367
Advances to service suppliers		1		142
Prepaid insurance		24		39
Others		31		58

	Ps. 1,876		Ps. 1,849

Summary of Other Current Financial Assets	Other Current Financial Assets:

	2018		2017
Restricted cash	Ps.	98	Ps.	504
Derivative financial instruments (See Note 20		707		233

	Ps. 805		Ps. 737

Summary of Other Restricted Cash	As of December 31, 2018 and 2017, restricted cash were in the following currencies:

	2018		2017
Brazilian reais	Ps.	98	Ps.	65
Colombian pesos		—		439

Total restricted cash	Ps.	98	Ps.	504